SCHEDULE OF LONG TERM BORROWINGS (Details)	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 56,381
2027	112,761
2028	140,951
2029 and thereafter	2,684,626
Total long-term bank borrowings	$ 2,994,719